JPMorgan Diversified Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI WORLD INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
60% MSCI WORLD INDEX (net total return) / 40% BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	6.72%	6.67%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	7.28%	6.97%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	5.00%	4.87%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.44%	5.19%	4.98%